CONSOLIDATED STATEMENTS OF LOSS (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pretax Gain on Sale of Geo	$ 7,000,000	$ 0	$ 0
Loss on sale of Zhongtian	$ 3,300,000	$ 0	$ 0